Jun-18-09 02:10pm From-NEW YORK STOCK EXCHANGE +212 656 5465 T-748 P.002/004 F-813

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Edwin Mecabe
DIRECTOR
CORPORATE ACTIONS AND
MARKET WATCH

20 Broad Street 17th Floor
New York, NY 10005
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CETUNYS
001-08489

June 18, 2009

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Dominion Resources, Inc., 2009 Series A 8.375% Enhanced Junior Subordinated Notes and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 15, 2009. Tentative listing date – June 22, 2009.

Sincerely,